Investment and Mortgage-Backed Securities, Available for Sale (Schedule of AFS Securities, Contractual Maturities) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Less Than One Year, Amortized Cost	$ 80,651
One – Five Years, Amortized Cost	7,891,953
Five – Ten Years, Amortized Cost	91,419,245
After Ten Years, Amortized Cost	223,004,344
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	675,913,305	$ 572,137,595
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	675,913,305
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Less Than One Year, Fair Value	76,617
One – Five Years, Fair Value	7,878,402
Five – Ten Years, Fair Value	92,355,997
After Ten Years, Fair Value	227,447,128
Available-for-sale Securities, Fair Value Disclosure	682,849,058	$ 589,324,401
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	$ 682,849,058